Income and Social Contribution Taxes - Consolidated Income and Social Contribution Tax Loss Carryforwards Not Recognized (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Major Components Of Tax Expense Income [line items]
Total income and social contribution tax loss carryforwards (a)	R$ 884,028	R$ 708,639	R$ 1,453,249	R$ 1,078,049